Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Disclosure of Share-based Compensation Arrangements, Assumptions Used

The following weighted average assumptions were used to value options granted in the periods indicated.

	2015	2014	2013
Expected life of options	7.4 years	7 years	7 years
Risk-free interest rate	1.95%	2.14%	1.41%
Expected volatility	21.42%	21.39%	21.57%
Expected dividend yield	4.87%	4.83%	4.91%